BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2017
OrganizationConsolidationAndPresentationOfFinancialStatementsAbstract [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1. BUSINESS DESCRIPTION

Organization and description of business

Jinxuan Coking Coal Limited (“Jinxuan” or the “Company”), through its subsidiaries, is currently engaged in distributing and reselling blended coking coal in People’s Republic of China (“PRC” or “China”).

Jinxuan is a limited company established under the laws of the Cayman Islands on February 24, 2017. The authorized number of Ordinary Shares is 50,000 shares with par value of $1 each. 50,000 Ordinary Shares were issued at par value, equivalent to share capital of $50,000. Mr. XiangyangGuo (“Mr. Guo”), the sole director of the Company, is the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company. On July 30, 2017, the Company effected a 1-for-2000 stock split of its ordinary share, after which the authorized number of Ordinary Shares became 100,000,000 shares with par value $0.001.

Our PRC operating company, Liulin Junhao Coal Trade Co. Ltd. (“Liulin Junhao” or “WOFE”) was incorporated as a PRC entity pursuant to PRC law on October 16, 2012 by two former shareholders. On February 26, 2015, the 100% ownership interest of Liulin Junhao was transferred to Beijing Jinxuan Investment Co., Ltd (“Beijing Jinxuan”). On December 20, 2016, four individuals, including Mr. Guo, entered into a share transfer agreement with Beijing Jinxuan to acquire 100% of the ownership of Liulin Junhao (the “share transfer transaction”). The share transfer transaction was closed at the end of business on December 31, 2016 and as a result, the controlling shareholder, Mr. Guo, held controlling interest of Liulin Junhao on January 1, 2017.

Reorganization

During 2017, the Company undertook a reorganization and became the ultimate holding company of Jinxuan JH limited (“Jinxuan JH”), Junhao Coking Coal International Holding Limited (“Junhao International”), Jacqueline G.D International Limited (“Jacqueline HK”) and Liulin JunhaoCoking Coal Trading Co., Ltd (“Liulin Junhao”) which were all controlled by the same shareholders after Mr. Guo held controlling interest of Liulin Junhao on January 1, 2017.

Details of the subsidiaries of the Company are set out below:

Subsidiaries	Date of incorporation	Place of Incorporation	Percentage of ownership	Principal activity
Jinxuan JH	March 20, 2017	British Virgin Islands	100	Investment holding
Jacqueline HK	January 10, 2017	Hong Kong	100	Investment holding
Junhao International	April 10, 2017	Hong Kong	100	Investment holding
Liulin Junhao	October 16, 2012	PRC	100	Distribution and resell of coal

On August 5, 2017, as a result of the reorganization, there were 13,333,334 Ordinary Shares issued and outstanding, and the reorganization was accounted for as a recapitalization. The Company believes it is appropriate to reflect the reorganization on a retroactive basis similar to a stock split pursuant to ASC 260. The Company, together with its wholly-owned subsidiaries Jinxuan JH, Jacqueline HK, Junhao International and Liulin Junhao were effectively controlled by the same shareholders before and after the reorganization. To give retroactive effect to the recapitalization transaction, the financial statements for all periods and disclosures were retroactively presented, including all shares and per share data.